Investment in Term Loans - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Jul. 31, 2010 MortgageLoan	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Principal amount outstanding of term loan	$ 115,000,000
Total amount of the term loan including costs of acquisition	(115,575,000)		(115,575,000)
Interest rate on term loan	9.00%
Investment yield	10.00%
Interest receivable on investment in term loans		1,565,000		1,754,000
Repayment premium on loans outstanding	3.00%
Repayment premium included in principal balance		2,700,000		1,500,000
Investment in term loans		$ 115,600,000
Number of 2010-built VLCC collateralized for loans	2